Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables.
Schedule of components of trade and other receivables
	2024	2023
	US $ in millions

Non-current other receivables	61.0	97.9

Current trade and other receivables

Trade receivables	765.2	404.9

Other receivables
Insurance recoveries (see also Note 16)	36.6	30.6
Government institutions	23.6	27.4
Prepaid expenses	25.1	34.0
Other receivables (*)	83.1	99.6
	168.4	191.6

	933.6	596.5

(*) As at December 31, 2024, mainly includes receivables related to vessel owners and interest receivables. The Group’s exposure to credit and market risks is disclosed in Note 29.